SUBSEQUENT EVENTS (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events

Subsequent to quarter end, the Company's board of directors declared a cash distribution of $0.25 per share, composed of a $0.10 per share quarterly distribution and a $0.15 per share special distribution. The distribution will be paid on May 24, 2016 to shareholders of record as of the close of business on May 17, 2016.
On April 28, 2016, the Dissenting Shareholders filed an appraisal petition with the Delaware Court. The Dissenting Shareholders may (i) be paid the fair value of the Dissenting Shares as determined by the Delaware Courts or (ii) settle upon terms agreed to by the parties.

Subsequent Events

Subsequent to year end, the Company's board of directors declared an aggregate cash distribution of $0.34 per share; composed of a quarterly cash distribution of $0.10 per share and a special distribution of $0.24 per share issued in order to defray a portion of the U.S. Federal income tax liability of shareholders arising from the Reorganization Transaction. The distribution will be paid on April 15, 2016 to shareholders of record as of the close of business on April 1, 2016.